Maturity [Member] Investment Strategy - iShares iBonds Dec 2031 Term Treasury ETF	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund seeks to meet its investment objective generally by investing in individual securities which satisfy the criteria of the ICE 2031 Maturity US Treasury Index (the “Underlying Index”). The Underlying Index consists of publicly-issued U.S. Treasury securities that are scheduled to mature between January 1, 2031 and December 15, 2031, inclusive. The Fund may also invest in short-term paper, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates. The Fund is a term fund that will terminate on or about December 15, 2031, at which time it will distribute its remaining net assets to shareholders pursuant to a plan of liquidation. The Fund does not seek to return any predetermined amount at maturity or in periodic distributions.
Qualifying securities are U.S. Treasury notes and bonds having $1 billion or more of outstanding face value, excluding amounts held by the Federal Reserve System Open Market Account (“SOMA”). In addition, the securities in the Underlying Index must have a fixed coupon schedule and be denominated in U.S. dollars. Excluded from the Underlying Index are inflation-linked securities, Treasury bills and Separate Trading of Registered Interest and Principal of Securities (STRIPS). However, the amounts outstanding of qualifying securities in the Underlying Index are not reduced by any individual components of such securities (i.e., coupon or principal) that have been stripped after inclusion in the Underlying Index. Securities issued or marketed primarily to retail investors do not qualify for inclusion in the Underlying Index.
The Underlying Index is market value-weighted based on amounts outstanding reduced by amounts held by the Federal Reserve SOMA times price plus accrued interest. Accrued interest is calculated assuming next-day settlement.
The Underlying Index is rebalanced on the last calendar day of the month, based on information available up to and including the third business day before the last business day of the month. New issues must settle on or before the following calendar month end rebalancing date in order to qualify for inclusion for such following month (e.g., an issue must settle on or before November 30 in order to be included in the index on October 31). The securities in the Underlying Index are updated on the last calendar day of each month. Cash flows from bond payments that are received during the month are retained in the Underlying Index until the end of the month and then are removed as part of the rebalancing. When cash or a security is removed as part of the rebalancing, it effectively increases the weighting of the remaining securities in the Underlying Index, and the Fund is required to invest in the remaining securities to bring its holdings in line with the Underlying Index. Cash does not earn any reinvestment income while it is held in the Underlying Index.
The Fund will invest at least 80% of its assets in the component securities of the Underlying Index, and the Fund will invest at least 90% of its assets in U.S. Treasury securities that BFA believes will help the Fund track the Underlying Index, in each case except as described below. The Fund will invest no more than 10% of its assets in futures, options and swaps contracts that BFA believes will help the Fund track the Underlying Index. Cash and cash equivalent investments associated with a derivative position will be treated as part of that position for the purposes of calculating the percentage of investments included in the Underlying Index.
The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund. In the last six months of operation, as the bonds held by the Fund mature, the proceeds will typically be reinvested by the Fund in investments already in the Underlying Index but may also be invested in other cash and cash equivalents as determined by BFA. To the extent that the Fund invests in money market or similar funds, it will incur the fees and expenses of such funds.
By December 15, 2031, the Fund is expected to consist almost entirely of cash. On or around this date, the Fund will wind up and terminate. After appropriate provision is made for any Fund liabilities, its net assets will be distributed to then-current shareholders pursuant to a plan of liquidation. The Fund's termination was approved by a majority of the Trust's Board of Trustees (the “Board”) and does not require additional approval by Fund shareholders. The Board may extend the termination date if a majority of the Board determines the extension to be in the best interest of the Fund.
BFA uses an indexing approach to try to achieve the Fund’s investment objective. The Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.
Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies.
BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities or other instruments that collectively has an investment profile similar to that of an applicable underlying index. The instruments selected are expected to have, in the aggregate, investment characteristics (based on factors such as market value and industry weightings), fundamental characteristics (such as return variability, duration (i.e., an instrument's price sensitivity to a change in interest rates), maturity or credit ratings and yield) and liquidity measures similar to those of an applicable underlying index. The Fund may or may not hold all of the components of the Underlying Index.
The Fund may lend securities representing up to one-third of the value of the Fund's total assets (including the value of any collateral received).
The Underlying Index is owned, maintained and administered by ICE Data Indices, LLC (the “Index Provider” or “IDI”), which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the components of the Underlying Index and publishes information regarding the market value of the Underlying Index.